Deferred Revenue	12 Months Ended
Mar. 31, 2016
Zeecol Limited [Member]
Deferred Revenue

8.	DEFERRED REVENUE

	As at	As at
	31/03/16	31/3/15
Deferred revenue comprises:	$	$
Deposits from customers - current	632,772	-
Deposits from customers - non current	-	337,000
Total deferred revenue	632,772	337,000

The deferred revenue arises in respect of one contract signed by the Company in the year ended 31 March 2016 - with Geddes Farming Company Limited. This is in addition to the two contracts signed by the Company in the six months ended 31 March 2015 - with Aberystwyth Dairies Limited and with Pannetts Dairies Limited, for the provision of goods over a 20 year term.

Geddes Farming Company Limited (Geddes)

The Company signed an offtake agreement with Geddes for the construction of an Anaerobic Digester, to be located on the customer’s farm, which will process and convert organic waste into products to be sold to Geddes. The effective date of the contract is the date on which the digester commences production. Geddes paid a deposit on the order of $295,772 to the Company. In accordance with the offtake agreement this will be recognised upon completion of the digester.

Aberystwyth Dairies Limited (Aberystwyth)

The Company signed an offtake agreement with Aberystwyth for the construction of a Anaerobic Digester, to be located on the customer’s farm, which will process and convert organic waste into products to be sold to Aberystwyth. The effective date of the contract is the date on which the digester commences production. Aberystwyth paid a deposit on the order of $85,000 to the Company. In accordance with the offtake agreement this will be recognised upon completion of the digester.

Pannetts Dairies Limited (Pannetts)

The Company signed an offtake agreement with Pannetts for the construction of a Anaerobic Digester and Bioreactor to be located on the customer’s farm, which will process and convert organic waste into products to be sold to Pannetts. The effective date of the contract is the date on which the digester commences production. Pannetts paid a deposit on the order of $252,000 to the Company. In accordance with the offtake agreement this will be recognised upon completion of the digester.

Construction and operation of the Digesters and Bioreactor is expected to occur within the next nine months from balance date and accordingly the deferred revenue is recorded as a current liability. (2015 non-current)